Share Capital - Disclosure of Detailed Information About Ordinary Shares Explanatory (Details) - NZD ($) $ in Thousands	12 Months Ended
	Jan. 31, 2020	Jan. 31, 2020	Jan. 31, 2019
Disclosure of classes of share capital [line items]
Balance, beginning		$ 134,183
Warrants issued	$ 374
Balance, ending	170,193	170,193	$ 134,183
Ordinary share [Member]
Disclosure of classes of share capital [line items]
Balance, beginning		134,183	68,727
Issuance of new shares, cash collected		12,586	23,248
Issuance of new shares, Settle Shareholder loan			12,242
Issuance of new shares, Shares issued in lieu of consultancy fee			692
Issuance of new shares, Shares issued in lieu of inventory payment		15,525	4,047
Issuance of new shares, Shares issued in lieu of related party loan		1,546
Convertible note conversion		5,979	4,159
Warrants issued		374
Business combination with Naked Brand Group Inc.			14,196
Asset acquisition of FOH Online Inc.			6,872
Balance, ending	$ 170,193	$ 170,193	$ 134,183